Acquisition of Qianhai Baiyu (Details) - Schedule of estimated amortization expense related to the intangible assets	Dec. 31, 2020 USD ($)
Schedule of estimated amortization expense related to the intangible assets [Abstract]
2021	$ 3,262,308
2022	3,262,308
2023	3,262,308
2024	3,262,308
2025 and thereafter	6,524,614
Total	$ 19,573,846